Schedule of intangible assets (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross, Total, Beginning Balance	$ 2,476,189	$ 2,544,500	$ 1,513,400
Accumulated Amortization		(571,920)	(191,288)
Intangible Assets, Net	1,822,542	1,904,269	2,353,212
Indefinite Lived Assets, Accumulated Amortization	(515,958)
Finite-lived Intangible Assets, Additions			1,312,500
Intangible Assets, Additions, Total		0
Intangible Assets, Impairment/Disposal, Total		(68,311)	(281,400)
Intangible Assets, Gross, Total, Ending Balance		2,476,189	2,544,500
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross, Total, Beginning Balance		117,000
Intangible Assets, Gross, Total, Ending Balance			117,000
Medicare License
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross, Total, Beginning Balance	704,000
Intangible Assets, Net	704,000
Indefinite Lived Assets, Accumulated Amortization	0
Intangible Assets, Gross, Total, Ending Balance		704,000
Medicare License | Indefinite-lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross, Total, Beginning Balance	$ 704,000	704,000	704,000
Indefinite Lived Assets, Additions		0	0
Indefinite Lived Assets, Impairment/Disposal		0	0
Accumulated Amortization		0	0
Intangible Assets, Net		704,000	704,000
Intangible Assets, Gross, Total, Ending Balance		$ 704,000	$ 704,000
Acquired Technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (Yrs)	5 years	5 years	5 years
Intangible Assets, Gross, Total, Beginning Balance	$ 1,312,500
Indefinite Lived Assets, Additions			$ 1,312,500
Intangible Assets, Net	984,375
Indefinite Lived Assets, Accumulated Amortization	(328,125)
Intangible Assets, Gross, Total, Ending Balance		$ 1,312,500
Acquired Technology | Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross, Total, Beginning Balance	1,312,500	1,312,500	0
Finite-lived Intangible Assets, Impairment/Disposal		0	0
Accumulated Amortization		(262,500)	0
Intangible Assets, Net		1,050,000	1,312,500
Finite-lived Intangible Assets, Additions		0	1,312,500
Intangible Assets, Gross, Total, Ending Balance		1,312,500	$ 1,312,500
Exclusivity
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (Yrs)			4 years
Exclusivity | Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross, Total, Beginning Balance		$ 0	$ 40,000
Finite-lived Intangible Assets, Impairment/Disposal			(40,000)
Accumulated Amortization			0
Intangible Assets, Net			0
Finite-lived Intangible Assets, Additions			0
Intangible Assets, Gross, Total, Ending Balance			$ 0
Non-compete
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (Yrs)		4 years	4 years
Non-compete | Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross, Total, Beginning Balance	$ 94,672	$ 117,000	$ 185,400
Finite-lived Intangible Assets, Impairment/Disposal		(22,328)	(68,400)
Accumulated Amortization		(94,672)	(58,738)
Intangible Assets, Net		0	58,262
Finite-lived Intangible Assets, Additions			0
Intangible Assets, Gross, Total, Ending Balance		94,672	$ 117,000
Non-compete | Indefinite-lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Additions		0
Payor relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (Yrs)			5 years
Payor relationships | Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross, Total, Beginning Balance		$ 0	$ 107,000
Finite-lived Intangible Assets, Impairment/Disposal			(107,000)
Accumulated Amortization			0
Intangible Assets, Net			0
Finite-lived Intangible Assets, Additions			0
Intangible Assets, Gross, Total, Ending Balance			$ 0
Network relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (Yrs)	5 years	5 years	5 years
Intangible Assets, Gross, Total, Beginning Balance	$ 220,000
Intangible Assets, Net	91,667
Indefinite Lived Assets, Accumulated Amortization	(128,333)
Intangible Assets, Gross, Total, Ending Balance		$ 220,000
Network relationships | Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross, Total, Beginning Balance	$ 220,000	220,000	$ 220,000
Finite-lived Intangible Assets, Impairment/Disposal		0	0
Accumulated Amortization		(117,331)	(73,333)
Intangible Assets, Net		102,669	146,667
Finite-lived Intangible Assets, Additions			0
Intangible Assets, Gross, Total, Ending Balance		220,000	$ 220,000
Network relationships | Indefinite-lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Additions		$ 0
Trade name
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (Yrs)	5 years	5 years	5 years
Intangible Assets, Gross, Total, Beginning Balance	$ 102,000
Intangible Assets, Net	42,500
Indefinite Lived Assets, Accumulated Amortization	(59,500)
Intangible Assets, Gross, Total, Ending Balance		$ 102,000
Trade name | Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross, Total, Beginning Balance	$ 145,017	191,000	$ 257,000
Finite-lived Intangible Assets, Impairment/Disposal		(45,983)	(66,000)
Accumulated Amortization		(97,417)	(59,217)
Intangible Assets, Net		47,600	131,783
Finite-lived Intangible Assets, Additions			0
Intangible Assets, Gross, Total, Ending Balance		145,017	$ 191,000
Trade name | Indefinite-lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Additions		$ 0